Revenue from Contracts with Customers (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Sources of non-interest income [Abstract]
Other	[1]	$ 2,978	$ 3,077
Total non-interest income		18,081	18,373	$ 19,012
Overdraft Fees [Member]
Sources of non-interest income [Abstract]
Non-interest income		3,543	3,492
Other [Member]
Sources of non-interest income [Abstract]
Non-interest income		455	477
Interchange Income [Member]
Sources of non-interest income [Abstract]
Non-interest income		4,822	4,743
Wealth Management Fees [Member]
Sources of non-interest income [Abstract]
Non-interest income		$ 6,283	$ 6,584

[1]	Not within the scope of ASC 606.